Significant Accounting Policies and Practices - Schedule of Relevant Assets and Liabilities (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Fair Value, Recurring [Member]
Schedule of Relevant Assets and Liabilities [Line Items]
Marketable securities	$ 96,295	$ 251,983
Total assets	96,295	251,983
Derivative Liabilities	1,459,084	1,668,038
Total Liabiities	1,459,084	1,668,038
Fair Value, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) [Member]
Schedule of Relevant Assets and Liabilities [Line Items]
Marketable securities	96,295	251,983
Total assets	96,295	251,983
Derivative Liabilities
Total Liabiities
Fair Value, Recurring [Member] | Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2) [Member]
Schedule of Relevant Assets and Liabilities [Line Items]
Marketable securities
Total assets
Derivative Liabilities
Total Liabiities
Fair Value, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Schedule of Relevant Assets and Liabilities [Line Items]
Marketable securities
Total assets
Derivative Liabilities	1,459,084	1,668,038
Total Liabiities	1,459,084	1,668,038
Fair Value, Nonrecurring [Member]
Schedule of Relevant Assets and Liabilities [Line Items]
Total assets	5,639,344	28,043
Preferred stock receivable	5,614,086
Intangibles assets, net	25,258	28,043
Fair Value, Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) [Member]
Schedule of Relevant Assets and Liabilities [Line Items]
Total assets	5,614,086
Preferred stock receivable	5,614,086
Intangibles assets, net
Fair Value, Nonrecurring [Member] | Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2) [Member]
Schedule of Relevant Assets and Liabilities [Line Items]
Total assets
Preferred stock receivable
Intangibles assets, net
Fair Value, Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Schedule of Relevant Assets and Liabilities [Line Items]
Total assets	25,258	28,043
Preferred stock receivable
Intangibles assets, net	$ 25,258	$ 28,043